PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Less: accumulated depreciation	$ (231,973)	$ (651,437)
Property and equipment, net	$ 2,883	26,592
Salvage value	3.00%
Depreciation expenses	$ 838	2,491
Vehicles [Member]
Property, Plant and Equipment, Gross		463,425
Salvage value	3.00%
Useful life (years)	5 years
Office equipment [Member]
Property, Plant and Equipment, Gross	$ 208,765	190,763
Salvage value	3.00%
Useful life (years)	5 years
Electric equipment [Member]
Property, Plant and Equipment, Gross	$ 26,091	$ 23,841
Salvage value	3.00%
Useful life (years)	5 years